Acquisitions and disposals	12 Months Ended
Dec. 31, 2017
Disclosure Of Business Combination And Discontued Operatons [Abstract]
Disclosure Of Business Combination And Divestment [text block]

4 Acquisitions and divestments

2017

Sale of interest in Kai Kos Dehseh

In January 2017 Statoil closed an agreement, entered in December 2016, with Athabasca Oil Corporation to divest its 100% interest in Kai Kos Dehseh (KKD) oil sands. The total consideration consisted of cash consideration of CAD 431 million (USD 328 million), 100 million common shares in Athabasca Oil Corporation (which is accounted for as an available for sale financial investment) and a series of contingent payments. The shares and the contingent consideration were measured at a combined fair value of CAD 185 million (USD 142 million) on the closing date. A loss on the transaction of USD 351 million has been recognised as operating expense and includes a reclassification of accumulated foreign exchange losses, previously recognised in other comprehensive income/(loss). The transaction is reflected in the Exploration & Production International (E&P International) segment.

Acquisition and divestment of operated interest in Brazil

In November 2016 Statoil acquired a 66% operated interest in the Brazilian offshore licence BM-S-8 in the Santos basin from Petróleo Brasileiro S.A. (“Petrobras”). A cash consideration of USD 1,250 million was paid on the closing date and USD 300 million is expected to be paid late March 2018. The payment of the remaining consideration of USD 950 million is subject to certain conditions being met, and is reflected at fair value at the reporting date. The value of the acquired exploration assets resulted in an increase in intangible assets of USD 2,271 million at the transaction date.

In August 2017 Statoil entered into an agreement with Queiroz Galvão Exploração e Produção (“QGEP”) to acquire QGEP’s 10% interest in the same licence in Brazil’s Santos basin increasing the operated interest to 76%. A cash consideration of USD 194 million was paid on the closing date, presented as a capital expenditure in the Statement of cash flows. The remaining consideration consists of two cash payments. The payment of USD 45 million is expected to be paid late March 2018. The payment of USD 144 million is subject to certain conditions being met, and is reflected at fair value at the reporting date. The value of the acquired exploration assets resulted in an increase in intangible assets of USD 362 million at the transaction date. The agreement was closed in December 2017.

In October 2017, the consortium comprising Statoil (operator, 40%), ExxonMobil (40%) and Galp (20%) presented the winning bid (67.12% of profit oil) for the Carcará North block in the Santos basin. Statoil’s share of the pre-determined signature bonus paid by the consortium in December 2017 was USD 350 million and is recognised as an intangible asset.

At the same time in October 2017 Statoil has agreed to divest 33% out of its 76% interest in BM-S-8 licence to ExxonMobil for a total potential consideration of around USD 1.3 billion, comprising an upfront cash payment of around USD 800 million and a contingent cash payment of around USD 500 million; a further 3.5% to ExxonMobil and 3% to Galp for a total consideration of around USD 250 million, comprising an upfront cash payment of around USD 155 million and a contingent cash payment of around USD 95 million. As of 31 December 2017, intangible assets related to and liabilities associated with the 39.5% of current interest in BM-S-8 were presented as held for sale in the Consolidated balance sheet. No impact on the Consolidated statement of income is expected upon the closing of the divestment.

After closing these transactions, Statoil will have an ownership share of 36.5% in the licences, which are expected to be unitised. The transactions are accounted for in the E&P International segment.

Extension of the Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement

In the third quarter of 2017 the Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement was extended by 25 years and will be effective until the end of 2049. The transaction was recognised in the E&P International segment in the fourth quarter of 2017, following ratification by the Parliament (Milli Majlis) of the Republic of Azerbaijan. As part of the new agreement, Statoil’s participating interest will be adjusted to 7.27% down from 8.56%. The international partners will make a total payment of USD 3.6 billion to the State Oil Fund of the Republic of Azerbaijan, Statoil's share will be approximately USD 349 million, which will be paid over a period of 8 years.

Acquisition of interests in Roncador field

In December 2017 Statoil entered into agreement with Petrobras to acquire a 25% interest in Roncador, an oil field in the Campos Basin in Brazil. A cash consideration of USD 2.35 billion will be paid on the closing date. The liability for payment of the remaining consideration of up to USD 550 million is subject to certain conditions being met, and will be reflected at fair value at the acquisition date. Petrobras retains operatorship and a 75% interest. Closing is expected in 2018 and is subject to certain conditions, including government approval. The acquired interest will be reflected in accordance with the principles of IFRS 3 Business Combinations, and Statoil’s ownership in the field will thereafter be accounted for as a joint operation. The transaction will be accounted for in the E&P International segment.

Acquisition of interests in Martin Linge field and Garantiana discovery

In December 2017 Statoil and Total have agreed on a transaction whereby Statoil will acquire Total’s equity stakes and take over as operator in the Martin Linge field (51%) and the Garantiana discovery (40%) on the Norwegian continental shelf (NCS). The transaction is subject to certain conditions, including government approval. Statoil will pay Total consideration which, based on a 1 January 2017 valuation, amounts to USD 1.45 billion. At the completion of the transaction, which is expected late March 2018, the consideration will be subject to adjustment reflecting post-tax cash flows in the period from valuation until the date of closing. The assets and liabilities related to the acquired portion of Martin Linge will be reflected in accordance with the principles of IFRS 3 Business Combinations. The transaction will be accounted for in the Exploration & Production Norway (E&P Norway) segment.

2016

Acquisition of shares in Lundin Petroleum AB (Lundin) and sale of interests in the Edvard Grieg field

In January 2016 Statoil acquired 11.93% of the issued share capital and votes in Lundin Petroleum AB for a total purchase price of SEK 4.6 billion (USD 541 million). In June 2016 Statoil closed an agreement with Lundin to divest its entire 15% interest in the Edvard Grieg field, a 9% interest in the Edvard Grieg Oil pipeline and a 6% interest in the Utsira High Gas pipeline for an increased ownership share in Lundin. In addition to the divested interests, a cash consideration of SEK 544 million (USD 64 million) was paid to Lundin. Following the completion of the transaction Statoil owned 68.4 million shares of Lundin, corresponding to 20.1% of the outstanding shares and votes. Statoil recognised a total net gain of USD 120 million related to the divestment presented in the line item other income in the Consolidated statement of income. In the segment reporting, the gain was recognised in the E&P Norway segment (USD 114 million) and in the Marketing, Midstream & Processing (MMP) segment (USD 5 million). The transaction was tax exempt under the Norwegian petroleum tax legislation.

Following the increase in ownership interest on 30 June 2016, Statoil obtained significant influence over Lundin, and accounted for the investment as an associate under the equity method. Excess values were allocated mainly to Lundin`s exploration and production licences on the Norwegian continental shelf. The investment in Lundin was included in the Consolidated balance sheet within line item equity accounted investments with a book value of USD 1,199 million as per 30 June 2016. The Lundin investment is reported as part of the E&P Norway segment. For summarised financial information relating investment in Lundin Petroleum AB, see note 12 Equity accounted investments. Following the change in accounting classification, Statoil recognised a gain of USD 127 million representing the cumulative gain on its initial 11.93% shareholding being reclassified from the line item net gains (losses) from available for sale financial assets in the Consolidated statement of comprehensive income, to the net financial items line item in the Consolidated statement of income.

Sale of interest in Marcellus operated onshore play

In July 2016 Statoil divested its operated properties in the US state of West Virginia to EQT Corporation for USD 407 million in cash. The transaction was reported as part of E&P International segment with an immaterial effect on the Consolidated statement of income recognized in the third quarter of 2016.

2015

Sale of interests in the Marcellus onshore play

In January 2015 Statoil reduced its average working interest in the non-operated southern Marcellus onshore play from 29% to 23% through a divestment to Southwestern Energy. Proceeds from the sale were USD 365 million, recognized in the E&P International segment with no gain.

Sale of interests in the Shah Deniz project and the South Caucasus Pipeline

In April 2015 Statoil sold its remaining 15.5% interest in the Shah Deniz project and the South Caucasus Pipeline to Petronas with a total gain of USD 1,182 million, recognised in the E&P International and the MMP segments. Total proceeds from the sale were USD 2,688 million.

Sale of buildings

In 2015 Statoil sold the shares in Forusbeen 50 AS, Strandveien 4 AS and Arkitekt Ebbelsvei 10 AS with a gain of USD 211 million, recognised in the Other segment. Proceeds from the sale were USD 486 million. At the same time Statoil entered into 15 year operating lease agreements for the buildings.

Sale of interests in the Trans Adriatic Pipeline AG

In December 2015 Statoil sold its 20% interest in Trans Adriatic Pipeline AG to Snam SpA, with a gain of USD 139 million, recognised in the MMP segment. Total proceeds from the sale were USD 227 million.

Sale of interests in the Gudrun field and acquisition of interests in Eagle Ford

In December 2015 Statoil sold a 15% interest in the Gudrun field on the Norwegian continental shelf (NCS) to Repsol, recognizing a total gain of USD 142 million in the E&P Norway segment. Proceeds from the sale were USD 216 million. Simultaneously Statoil acquired an additional 13% interest in the Eagle Ford formation with the same party. The acquisition was accounted for as a business combination using the acquisition method in the E&P International and MMP segments with the fair value of net identifiable assets of USD 277 million and USD 121 million, respectively as of 30 December 2015. No goodwill was recognised.